Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents recorded amounts of major financial assets and liabilities measured at fair value on a recurring basis as of March 31, 2010 and March 31, 2011:

	March 31, 2010
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥49,596	¥1,157	¥48,386	¥53
Available-for-sale securities	845,234	67,224	376,206	401,804
Japanese and foreign government bond securities	146,453	0	146,453	0
Japanese prefectural and foreign municipal bond securities	19,247	0	19,247	0
Corporate debt securities	199,291	0	192,450	6,841
Specified bonds issued by SPEs in Japan	246,305	0	0	246,305
CMBS and RMBS in the U.S., and other asset-backed securities	149,358	0	700	148,658
Equity securities	84,580	67,224	17,356	0
Other securities	14,692	0	14,692	0
Investment funds	14,692	0	14,692	0
Derivative assets	17,074	1,015	15,531	528
Interest rate swap agreements	192	0	192	0
Options held/written, caps held	555	2	553	0
Futures, Foreign exchange contracts	2,075	1,013	1,062	0
Foreign currency swap agreements	13,724	0	13,724	0
Credit derivatives held/written	528	0	0	528

	¥926,596	¥69,396	¥454,815	¥402,385

Financial Liabilities:
Derivative liabilities	¥31,975	¥660	¥31,280	¥35
Interest rate swap agreements	2,956	0	2,956	0
Options held/written, caps held	189	0	189	0
Futures, Foreign exchange contracts	5,737	660	5,077	0
Foreign currency swap agreements	23,053	0	23,053	0
Credit derivatives held/written	40	0	5	35

	¥31,975	¥660	¥31,280	¥35

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	¥71,991	¥763	¥71,228	¥0
Available-for-sale securities	883,410	74,914	492,820	315,676
Japanese and foreign government bond securities	169,345	19,995	149,350	0
Japanese prefectural and foreign municipal bond securities	34,968	0	34,968	0
Corporate debt securities	292,032	0	289,459	2,573
Specified bonds issued by SPEs in Japan	222,314	0	0	222,314
CMBS and RMBS in the U.S., and other asset-backed securities	93,380	0	2,591	90,789
Equity securities	71,371	54,919	16,452	0
Other securities	10,023	0	10,023	0
Investment funds	10,023	0	10,023	0
Derivative assets	22,985	1,306	18,497	3,182
Interest rate swap agreements	2,070	0	2,070	0
Options held/written, caps held and other	3,467	0	333	3,134
Futures, Foreign exchange contracts	2,633	1,306	1,327	0
Foreign currency swap agreements	14,766	0	14,766	0
Credit derivatives held/written	49	0	1	48

	¥988,409	¥76,983	¥592,568	¥318,858

Financial Liabilities:
Derivative liabilities	¥42,076	¥977	¥40,863	¥236
Interest rate swap agreements	1,320	0	1,320	0
Options held/written, caps held and other	2,071	0	2,071	0
Futures, Foreign exchange contracts	4,968	977	3,991	0
Foreign currency swap agreements	33,481	0	33,481	0
Credit derivatives held/written	236	0	0	236

	¥42,076	¥977	¥40,863	¥236

	March 31, 2011
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Financial Assets:
Trading securities	$866	$9	$857	$0
Available-for-sale securities	10,624	901	5,926	3,797
Japanese and foreign government bond securities	2,037	241	1,796	0
Japanese prefectural and foreign municipal bond securities	420	0	420	0
Corporate debt securities	3,512	0	3,481	31
Specified bonds issued by SPEs in Japan	2,674	0	0	2,674
CMBS and RMBS in the U.S., and other asset-backed securities	1,123	0	31	1,092
Equity securities	858	660	198	0
Other securities	121	0	121	0
Investment funds	121	0	121	0
Derivative assets	276	16	222	38
Interest rate swap agreements	25	0	25	0
Options held/written, caps held and other	41	0	4	37
Futures, Foreign exchange contracts	32	16	16	0
Foreign currency swap agreements	177	0	177	0
Credit derivatives held/written	1	0	0	1

	$11,887	$926	$7,126	$3,835

Financial Liabilities:
Derivative liabilities	$506	$12	$491	$3
Interest rate swap agreements	16	0	16	0
Options held/written, caps held and other	25	0	25	0
Futures, Foreign exchange contracts	60	12	48	0
Foreign currency swap agreements	402	0	402	0
Credit derivatives held/written	3	0	0	3

	$506	$12	$491	$3

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

The following table presents the reconciliation of financial assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during fiscal year 2009, 2010 and 2011:

	2009
	Millions of yen
	Balance at April 1, 2008	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2009	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2009 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥0	¥(734)	¥(86)	¥(820)	¥154	¥832	¥166	¥(734)
Available-for-sale securities	437,939	(2,305)	(3,438)	(5,743)	(51,090)	66,753	447,859	(4,323)
Corporate debt securities	12,969	(1,663)	251	(1,412)	(3,251)	1,870	10,176	(1,565)
Specified bonds issued by SPEs in Japan	341,720	(104)	(2,273)	(2,377)	(38,578)	0	300,765	(185)
CMBS and RMBS in the U.S., and other asset-backed securities	83,250	(538)	(1,416)	(1,954)	(9,261)	64,883	136,918	(2,573)
Investment in affiliates	0	954	0	954	6,000	0	6,954	954
Derivative assets and liabilities (net)	0	668	0	668	0	0	668	668
Options held/written, caps held	0	438	0	438	0	0	438	438
Credit derivatives held/written	0	230	0	230	0	0	230	230

	2010
	Millions of yen
	Balance at April 1, 2009	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2010	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2010 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥166	¥0	¥(170)	¥(170)	¥57	¥0	¥53	¥0
Available-for-sale securities	447,859	(9,394)	(519)	(9,913)	(36,997)	855	401,804	(8,691)
Corporate debt securities	10,176	(1,302)	492	(810)	(3,380)	855	6,841	(801)
Specified bonds issued by SPEs in Japan	300,765	(989)	(1,910)	(2,899)	(51,561)	0	246,305	(515)
CMBS and RMBS in the U.S., and other asset-backed securities	136,918	(7,103)	899	(6,204)	17,944	0	148,658	(7,375)
Investment in affiliates	6,954	(6,954)	0	(6,954)	0	0	0	0
Derivative assets and liabilities (net)	668	(175)	0	(175)	0	0	493	(175)
Options held/written, caps held	438	(438)	0	(438)	0	0	0	(438)
Credit derivatives held/written	230	263	0	263	0	0	493	263
	2011
	Millions of yen
	Balance at March 31, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	¥53	¥(26)	¥(2)	¥(28)	¥(25)	¥0	¥0	¥0
Available-for-sale securities	401,804	(6,242)	(3,248)	(9,490)	(33,102)	(43,536)	315,676	(5,848)
Corporate debt securities	6,841	(34)	(83)	(117)	(2,094)	(2,057)	2,573	(72)
Specified bonds issued by SPEs in Japan	246,305	(5,195)	351	(4,844)	(27,076)	7,929	222,314	(5,275)
CMBS and RMBS in the U.S., and other asset-backed securities	148,658	(1,013)	(3,516)	(4,529)	(3,932)	(49,408)	90,789	(501)
Derivative assets and liabilities (net)	493	(206)	0	(206)	0	2,659	2,946	(206)
Options held/written, caps held and other	0	475	0	475	0	2,659	3,134	475
Credit derivatives held/written	493	(681)	0	(681)	0	0	(188)	(681)

	2011
	Millions of U.S. dollars
	Balance at March 31, 2010	Gains or losses (realized/ unrealized)			Purchase, sales, and settlements (net)	Transfers in and/ or out of Level 3 (net) *2	Balance at March 31, 2011	Change in unrealized gains or losses included in earnings for assets and liabilities still held at March 31, 2011 *1
		Included in earnings *1	Included in other comprehensive income	Total
Trading securities	$1	$(1)	$(0)	$(1)	$(0)	$0	$0	$0
Available-for-sale securities	4,832	(75)	(39)	(114)	(397)	(524)	3,797	(70)
Corporate debt securities	82	0	(1)	(1)	(25)	(25)	31	(1)
Specified bonds issued by SPEs in Japan	2,962	(63)	4	(59)	(325)	96	2,674	(63)
CMBS and RMBS in the U.S., and other asset-backed securities	1,788	(12)	(42)	(54)	(47)	(595)	1,092	(6)
Derivative assets and liabilities (net)	6	(3)	0	(3)	0	32	35	(3)
Options held/written, caps held and other	0	5	0	5	0	32	37	5
Credit derivatives held/written	6	(8)	0	(8)	0	0	(2)	(8)

*1	Principally, gains and losses from trading securities are included in “brokerage commissions and net gains (losses) on investment securities”; available-for-sale securities are included in “write-downs of securities” or “life insurance premiums and related investment income”; investments in affiliates are included in “equity in net income (loss) of affiliates” and derivative assets and liabilities (net) are included in “other operating revenues /expenses,” respectively.
*2	The amount reported in “Transfers in and/or out of Level 3 (net)” is the fair value at the beginning of quarter during which the transfers occur.

Fair Value, Assets Measured on Nonrecurring Basis

The following table presents recorded amounts of major assets measured at fair value on a nonrecurring basis as of March 31, 2010 and March 31, 2011. These assets are measured at fair value on a nonrecurring basis mainly to recognize impairment:

	March 31, 2010
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥10,138	¥0	¥0	¥10,138
Real estate collateral-dependent loans (net of allowance for probable loan losses)	105,948	0	0	105,948
Investment in operating leases	21,174	0	0	21,174
Land and buildings undeveloped or under construction	33,978	0	0	33,978
Certain investment in affiliates	502	0	502	0

	¥171,740	¥0	¥502	¥171,238

	March 31, 2011
	Millions of yen
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	¥3,776	¥0	¥0	¥3,776
Loans held for sale	11,439	0	11,439	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	110,329	0	0	110,329
Investment in operating leases and other operating assets	26,813	0	0	26,813
Land and buildings undeveloped or under construction	30,595	0	0	30,595
Certain investment in affiliates	2,090	236	0	1,854

	¥185,042	¥236	¥11,439	¥173,367

	March 31, 2011
	Millions of U.S. dollars
	Total Carrying Value in Consolidated Balance Sheets	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Unlisted securities	$45	$0	$0	$45
Loans held for sale	138	0	138	0
Real estate collateral-dependent loans (net of allowance for probable loan losses)	1,327	0	0	1,327
Investment in operating leases and other operating assets	322	0	0	322
Land and buildings undeveloped or under construction	368	0	0	368
Certain investment in affiliates	25	3	0	22

	$2,225	$3	$138	$2,084